Income Taxes - Narrative (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021
Operating Loss Carryforwards [Line Items]
Less: Valuation allowance	$ (15,148,000)	$ (12,467,000)
Operating loss carryforwards	32,700,000
Operating loss carryforwards, amount with limitations	24,000,000
Operating loss carryforwards, amount expected to expire	1,500,000
Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Tax credit carryforward, amount expected to expire	112,000
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	56,700,000
Operating loss carryforwards, without expiration dates	42,700,000
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 60,300,000